Average number of employees	12 Months Ended
Dec. 31, 2017
Average Number Of Employees [Abstract]
Average number of employees

32 Average number of employees

	Subsidiaries and joint operations			Equity accounted units (Rio Tinto share)			Group total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
The principal locations of
employment were:
Australia and New Zealand	19,041	20,489	22,125	602	849	863	19,643	21,338	22,988
Canada	10,256	10,239	11,113	-	-	-	10,256	10,239	11,113
UK	309	487	542	-	-	-	309	487	542
Europe	1,505	1,722	2,312	-	-	-	1,505	1,722	2,312
Africa	3,461	4,875	5,651	1,269	1,270	1,271	4,730	6,145	6,922
US	3,429	3,196	3,439	-	-	-	3,429	3,196	3,439
Mongolia	2,861	2,737	2,647	-	-	-	2,861	2,737	2,647
Indonesia	1,642	2,862	2,871	-	-	-	1,642	2,862	2,871
South America	197	166	192	1,237	1,388	1,317	1,434	1,554	1,509
Other countries (a)	998	749	595	-	-	-	998	749	595
	43,699	47,522	51,487	3,108	3,507	3,451	46,807	51,029	54,938

(a)

“Other countries” primarily includes employees in the Middle East (excluding Oman which is included in Africa), India, Singapore and other countries in Asia which are not shown separately in the table above. For the year ended 31 December 2017, the average number of employees in Singapore was 434 (2016: 262) and the average number of employees in India was 310 (2016: 280).

Employee numbers, which represent the average for the year, include 100 per cent of employees of subsidiary companies. Employee numbers for joint operations and equity accounted units are proportional to the Group’s interest under contractual agreements. Average employee numbers include a part-year effect for companies acquired or disposed of during the year.

Part-time employees are included on a full-time-equivalent basis. Temporary employees are included in employee numbers.

People employed by contractors are not included.